Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 9,723	$ 15,293
Investments in marketable securities and mutual funds	250,852	162,746
Total assets	585,192	497,037
Derivative liabilities	6,528	13,455
Total liabilities	343,497	355,630
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	260,575	178,039
Total liabilities	6,528	13,455
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	250,852	162,746
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,619	2,187
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7,104	13,106
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	1,068	4,710
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	5,234	8,106
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	226	639
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	250,439	162,388
Fair value on recurring basis [member] | Level 1 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	250,439	162,388
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	10,136	15,651
Total liabilities	6,528	13,455
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	413	358
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,619	2,187
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7,104	13,106
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	1,068	4,710
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	5,234	8,106
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	$ 226	$ 639